Acquisitions (Details) - Schedule of changes in fair values - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Fair Values Abstract
Balance at the beginning	$ 101,859
Escrowed shares		106,364
Fair value remeasurement	(61,795)	(4,505)
Balance at the ending	$ 40,064	$ 101,859